EXPLORATION AND EVALUATION ASSETS	9 Months Ended
Mar. 31, 2020
EXPLORATION AND EVALUATION ASSETS [Abstract]
EXPLORATION AND EVALUATION ASSETS
4.	EXPLORATION AND EVALUATION ASSETS

Piedmont Lithium Project US$
Carrying amount at July 1, 2019	2,265,121
Additions [2]	4,314,002
Carrying amount at March 31, 2020 [1,3]	6,579,123

Carrying amount at July 1, 2018	742,017
Additions [2]	1,523,104
Carrying amount at June 30, 2019 [3]	2,265,121

Notes:

[1]
As at March 31, 2020, the Piedmont Lithium Project comprised approximately 2,129 acres (June 30, 2019: approximately 2,207 acres) of surface property and associated mineral rights in North Carolina, United States, of which approximately 370 acres are owned, approximately 70 acres are subject to lease-to-own agreements, approximately 1,551 acres are subject to purchase option agreements, and approximately 138 acres are subject to long-term lease option agreements. For those properties under option, no liability has been recorded for the consideration payable to landowners if the Group chooses to exercise its option (refer to Note 10 for further details of contingent liabilities).

[2]
Additions to ‘exploration and evaluation assets’ relate to land acquisition costs (relating to our owned properties) and option costs (relating to our optioned properties) which are capitalised as ‘exploration and evaluation assets’ as part of the Piedmont Lithium Project.

[3]	The ultimate recoupment of costs carried for exploration and evaluation phases is dependent on the successful development and commercial exploitation or sale of the respective areas.